N-4	Jul. 22, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-15
Entity Central Index Key	0001755596
Entity Investment Company Type	N-4
Document Period End Date	Jul. 22, 2026
Amendment Flag	false
Nationwide Advisory Retirement Income Annuity
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB

Nationwide Advisory Retirement Income Annuity | Putnam Variable Trust - Putnam VT Focused U.S. Research Fund Class IB
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB
Nationwide Advisory Retirement Income Annuity - New York
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB

Nationwide Advisory Retirement Income Annuity - New York | Putnam Variable Trust - Putnam VT Focused U.S. Research Fund Class IB
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB